Consolidated cash flow statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow from operating activities
Profit after taxation from continuing operations	£ 4,921	£ 3,516	£ 5,103
Adjustments reconciling profit after tax to operating cash flows	3,023	3,733	2,571
Cash generated from operations attributable to continuing operations	7,944	7,249	7,674
Taxation paid	(1,310)	(972)	(1,086)
Net cash inflow from continuing operating activities	6,634	6,277	6,588
Cash generated from operations attributable to discontinued operations	932	1,994	2,422
Taxation paid from discontinued operations	(163)	(319)	(569)
Net operating cash flows attributable to discontinued operations	769	1,675	1,853
Total net cash inflows from operating activities	7,403	7,952	8,441
Cash flow from investing activities
Purchase of property, plant and equipment	(1,143)	(950)	(989)
Proceeds from sale of property, plant and equipment	146	132	49
Purchase of intangible assets	(1,115)	(1,704)	(956)
Proceeds from sale of intangible assets	196	641	343
Purchase of equity investments	(143)	(162)	(411)
Purchase of businesses, net of cash acquired	(3,108)	0	0
Proceeds from sale of equity investments	238	202	3,269
Contingent consideration paid	(79)	(114)	(120)
Disposal of businesses	(43)	(17)	117
Investments in associates and joint ventures	(1)	(1)	(4)
Proceeds from disposal of associates and joint ventures	0	277	0
Interest received	64	14	27
Decrease/(increase) in liquid investments	1	18	(1)
Dividends from associates and joint ventures	6	9	31
Net cash outflow from continuing investing activities	(4,981)	(1,655)	1,355
Net cash investing cash flows attributable to discontinued operations	(3,791)	(122)	806
Total net cash (outflow)/inflow from investing activities	(8,772)	(1,777)	2,161
Cash flow from financing activities
Issue of share capital	25	21	29
Repayment of long-term loans	(1,594)	0	0
Issue of long-term notes	1,025		3,298
Repayment of short-term loans	(5,074)	(2,304)	(3,738)
Increase in/(repayment of) other short-term loans	1,021	301	(3,594)
Repayment of lease liabilities	(202)	(181)	(182)
Interest paid	(848)	(772)	(851)
Dividends paid to shareholders	(3,467)	(3,999)	(3,977)
Distributions to non-controlling interests	(521)	(239)	(442)
Contributions from non-controlling interests	8	7	3
Other financing items	376	40	(89)
Net cash outflow from continuing financing activities	(9,251)	(7,126)	(9,543)
Net financing cash flows attributable to discontinued operations	10,074	(463)	(589)
Total net cash inflow/(outflow) from financing activities	823	(7,589)	(10,132)
(Increase)/decrease in cash and bank overdrafts	(546)	(1,414)	470
Cash and bank overdrafts at the beginning of year	3,819	5,262	4,831
Exchange adjustments	152	(29)	(39)
Increase/(Decrease) in cash and bank overdrafts in the year	(546)	(1,414)	470
Cash and bank overdrafts at the end of year	3,425	3,819	5,262
Cash and bank overdrafts at end of year comprise:
Cash and cash equivalents	3,723	4,274	6,292
Overdrafts	(298)	(455)	(1,030)
Cash and bank overdrafts at the end of year	£ 3,425	£ 3,819	£ 5,262